Commitments and Contingencies - Narrative (Details) - USD ($)				3 Months Ended
	Nov. 02, 2020	Sep. 16, 2020	Aug. 06, 2020	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2019	Dec. 31, 2018	Feb. 28, 2015
Arcadian Risk Capital Ltd [Member]
Other Commitments [Line Items]
Notes Receivable, Maximum Commitment		$ 18,000,000.0
Notes Receivable, Interest Rate		8.00%
Forecast | Series B Preferred Stock [Member]
Other Commitments [Line Items]
Preferred Stock, Dividend Rate, Percentage				8.00%
Forecast | Series B Preferences Share Conversion To New Preference Shares [Member] | Series B Preferred Stock [Member]
Other Commitments [Line Items]
Conversion of Stock, Amount Issued				$ 260,000,000.0
Forecast | Series B Preferences Share Conversion To partial Cash [Member]
Other Commitments [Line Items]
Payments For Cash Conversion Of Preferred Stock				60,000,000.0
Forecast | Series B Preferences Share Conversion To All Cash [Member]
Other Commitments [Line Items]
Payments For Cash Conversion Of Preferred Stock				$ 260.0
TP Fund
Other Commitments [Line Items]
Annual investment management fee						1.25%	1.50%
Equity Commitment Letter [Member] | Affiliated Entity [Member]
Other Commitments [Line Items]
Related Party Transaction, Shares Purchased, Percentage			9.50%
Related Party Transaction, Shares Purchased, Value			$ 50,000,000.0
Bridge Loan [Member]
Other Commitments [Line Items]
Debt Instrument, Maximum Borrowing Capacity			$ 125,000,000.0
7% Senior Unsecured Notes | Unsecured Debt
Other Commitments [Line Items]
Debt issued					$ 115,000,000.0			$ 115,000,000.0
Interest rate					7.00%			7.00%
Unsecured Revolving Credit Facility [Member] | Unsecured Debt
Other Commitments [Line Items]
Debt issued	$ 300,000,000.0
Term of debt	3 years
Extension option term	12 months
Unsecured Revolving Credit Facility [Member] | Unsecured Debt | Minimum
Other Commitments [Line Items]
Fee on undrawn commitments	0.20%
Unsecured Revolving Credit Facility [Member] | Unsecured Debt | Minimum | Adjusted LIBOR
Other Commitments [Line Items]
Basis spread on variable rate	1.25%
Unsecured Revolving Credit Facility [Member] | Unsecured Debt | Minimum | Base Rate
Other Commitments [Line Items]
Basis spread on variable rate	0.25%
Unsecured Revolving Credit Facility [Member] | Unsecured Debt | Maximum
Other Commitments [Line Items]
Fee on undrawn commitments	0.40%
Unsecured Revolving Credit Facility [Member] | Unsecured Debt | Maximum | Adjusted LIBOR
Other Commitments [Line Items]
Basis spread on variable rate	2.25%
Unsecured Revolving Credit Facility [Member] | Unsecured Debt | Maximum | Base Rate
Other Commitments [Line Items]
Basis spread on variable rate	1.25%